[Sutherland Asbill & Brennan LLP Letterhead]
Thomas E. Bisset
Direct Line: 202-383-0118
Internet: thomas.bisset@sutherland.com
February 25, 2011
VIA EDGAR TRANSMISSION
Securities and Exchange Commission
100 F St. N.E.
Washington, D.C. 20549

RE:	Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 for COUNTRY Investors Variable Annuity Account of COUNTRY Investors Life Assurance Company (File No. 333-104424)
Commissioners:
     On behalf of COUNTRY Investors Life Assurance Company (the “Company”) and COUNTRY Investors Variable Annuity Account, we have attached for filing Post-Effective Amendment No. 13 (the “Amendment”) to the Registration Statement on Form N-4 (the “Registration Statement”) for certain flexible premium deferred variable annuity contracts (the “Contracts”). The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933, as amended, to reflect the proposed substitutions of the COUNTRY VP Bond Fund of the COUNTRY Mutual Funds Trust for the Fidelity VIP Investment Grade Bond Portfolio of the Fidelity Variable Insurance Products Fund, and of the COUNTRY VP Growth Fund of the COUNTRY Mutual Funds Trust for the Fidelity VIP Index 500 Portfolio of the Fidelity Variable Insurance Products Fund, under the Contracts. In addition, certain clarifying changes have been made to the disclosures in the prospectus set forth in the Amendment.
     Additional updating changes, as well as financial statements and certain required exhibits, will be included in a subsequent post-effective amendment to the Registration Statement to be filed pursuant to Rule 485(b) on or before April 29, 2011.

Securities and Exchange Commission
February 25, 2011

     If you have any questions or comments regarding the Amendment, please call the undersigned at (202) 383-0118.
Sincerely,
/s/ Thomas E. Bisset
Thomas E. Bisset
Enclosures
cc: Ryan Olson, Esq.